Capital Stock (Details 5b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Other Warrants 2 [Member] | Pre-Modification [Member]
Market price per share	$ 6.50
Exercise price per share	$ 9.97
Risk-free interest rate	1.74%
Term	5 years 1 month 17 days
Volatility	78.80%
Dividend rate	0.00%
Fair Value per share	$ 3.65
Other Warrants 2 [Member] | Post-Modification [Member]
Market price per share	6.50
Exercise price per share	$ 7.00
Risk-free interest rate	1.75%
Term	5 years 1 month 27 days
Volatility	78.70%
Fair Value per share	$ 4.08